TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

As at December 31,	2020	2019
Trade payables	$154.2	$153.9
Other payables (i)	86.2	65.6
	$240.4	$219.5
(i)Other payables include dividends, salaries, bonuses, pension, and interest payable, among other accruals.